COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands		6 Months Ended
	Jul. 06, 2022 USD ($) shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jul. 13, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Budget cost related to services		$ 12,100
Convertible note | €				€ 600,000
Interest rate				7.00%
Conversion of debt | €				€ 20,000,000
Number of ordinary shares issued | shares	94,508
Deferred commitment fee		839	$ 839
Public float		$ 75,000
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Aggregate value	$ 30,000
Number of ordinary shares issued | shares	94,508
Commitment fee	$ 900